SCHEDULE OF BASIC NET LOSS PER COMMON SHARE (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Net loss attributable to First Choice Healthcare Solutions, Inc.	$ (639,436)	$ (1,885,567)	$ (2,037,329)	$ (3,114,119)	$ (3,941,488)	$ (8,261,964)
Weighted Average Number of Shares Outstanding, Diluted	32,958,288	32,958,288	32,958,288	32,958,288	32,958,288	32,958,288
Earnings Per Share, Diluted	$ (0.02)	$ (0.06)	$ (0.06)	$ (0.09)	$ (0.12)	$ (0.25)